UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Commodity Index Linked Structured Notes(a)(b)(c) — 5.8%
Barclays Bank PLC
$750,000	(d)	1.132%	01/13/10	$736,621
700,000	(d)	1.151	01/13/10	728,908
1,570,000	(e)	1.132	02/26/10	1,646,341
2,400,000	(e)	0.000 (f)	05/13/10	2,416,313
1,100,000	(e)	1.132	05/13/10	1,090,040
Merrill Lynch & Co., Inc.(e)
1,910,000		0.783	12/09/09	3,465,619

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES				$10,083,842

Shares	Description	Value
Exchange Traded Fund — 1.5%
104,671	iShares MSCI Emerging Markets Index Fund	$2,596,887

Principal		Interest	Maturity
Amount		Rate	Date	Value
Short-Term Obligations(g) — 25.4%
Foreign Sovereign Debt Obligations — 7.1%

France — 4.8%
France Treasury Bills
EUR1,000,000		1.225%	04/16/09	$1,327,869
5,200,000		0.719	07/02/09	6,894,350

Netherlands — 2.3%
Dutch Treasury Certificate
3,000,000		1.123	04/17/09	3,984,963

				12,207,182

Discount Notes — 18.3%
FHLB
$4,500,000		0.270	04/01/09	4,500,000
4,400,000		0.180	04/07/09	4,399,956
2,300,000		0.260	04/17/09	2,299,954
FNMA
3,000,000		0.100	04/01/09	3,000,000
2,300,000		0.150	04/16/09	2,299,954
2,200,000		0.150	04/23/09	2,199,934
6,500,000	(h)	0.200	04/03/09	6,500,000
6,500,000	(h)	0.370	04/29/09	6,499,747

				31,699,545

TOTAL SHORT-TERM OBLIGATIONS				$43,906,727

Shares	Rate	Value
Investment Company(b) — 26.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
46,362,998	0.482%	$46,362,998

TOTAL INVESTMENTS — 59.5%		$102,950,454

OTHER ASSETS IN EXCESS OF LIABILITIES — 40.5%		69,952,206

NET ASSETS — 100.0%		$172,902,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amounts of the Foreign Sovereign Debt Obligations are stated in the currency in which the securities are denominated. See below.

Currency Description

EUR	— Euro

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $10,083,842, which represents approximately 5.8% of net assets as of March 31, 2009.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(c) The Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.
(d) Security is linked to the S&P GSCI Total Return Index (“the GSCI Total Return Index”). The GSCI Total Return Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI Total Return Index currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.
(e) Security is linked to the S&P GSCI Precious Metals Total Return Index (“the GSCI Precious Metals Index”). The GSCI Precious Metals Index represents an unleveraged, long-only investment in commodity futures. The GSCI Precious Metals Index is a part of a series of sub-indices calculated by Standard and Poor’s that represents components of the S&P GSCI from a number of commodity sectors. The GSCI Precious Metals Index comprises gold and silver.
(f) Interest rate on security was determined on initial settlement date, which was subsequent to March 31, 2009.
(g) Interest rates represent the annualized yield on date of purchase.
(h) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACT — At March 31, 2009, the Fund had outstanding a swap contract with the following terms:
CREDIT DEFAULT SWAP CONTRACT

Upfront
		Notional				Payments
Swap	Reference	Amount	Rate Paid	Termination	Market	made by the	Unrealized
Counterparty	Obligation	(000’s)	by the Fund	Date	Value	Fund(a)	Loss

Protection Purchased:
UBS AG	CDX North America
	High Yield 12 Index	$17,400	5.000%	06/20/14	$4,977,415	$5,078,625	$(101,210)

(a) Net of amortization.

FORWARD FOREIGN CURRENCY CONTRACTS — At March 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

British Pound	Purchase	6/17/09	$1,312,984	$1,345,459	$32,475
Euro	Purchase	6/17/09	3,033,728	3,155,552	121,824

TOTAL					$154,299

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Purchase	6/17/09	$14,102,953	$13,992,777	$(110,176)
Euro	Purchase	6/17/09	513,611	498,245	(15,366)
Japanese Yen	Purchase	6/17/09	19,006,918	18,586,118	(420,800)

TOTAL					$(546,342)

FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	555	June 2009	$14,695,844	$450,512
FTSE 100 Index	273	June 2009	15,218,091	515,388
Russell 2000 Mini Index	(190)	June 2009	(8,004,700)	(792,812)
TSE TOPIX Index	222	June 2009	17,426,277	1,337,494
10 Year U.S. Treasury Notes	(258)	June 2009	(32,012,156)	(688,075)

TOTAL				$822,507

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$101,773,430

Gross unrealized gain	1,308,304
Gross unrealized loss	(131,280)

Net unrealized security gain	$1,177,024

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commodity Index Linked Structured Notes(a)(b)(c) — 33.0%
Commonwealth Bank of Australia Series A(d)
$20,000,000	1.098%	01/27/10	$20,616,200
Eksportfinans ASA(e)
12,800,000	0.978	04/30/10	11,457,024
Landesbank Baden-Wuerttemberg(e)
7,000,000	0.370	01/27/10	7,492,170
7,500,000	0.372	03/24/10	10,584,675
Morgan Stanley & Co., Inc(d)
10,000,000	0.000 (f)	05/10/10	8,366,000
Svensk Exportkredit AB(e)
9,300,000	1.930	01/15/10	9,602,622

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$68,118,691

Mortgage-Backed Obligations — 16.2%
Adjustable Rate FHLMC(b) — 1.9%
$3,937,408	5.195%	01/01/37	$3,997,182

Adjustable Rate Non-Agency(b) — 2.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
258,548	5.002	04/25/35	142,771
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
344,858	4.861	04/25/34	226,621
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
2,000,000	4.650	10/25/35	981,026
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
631,129	4.812	04/20/35	479,456
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
343,206	4.537	11/20/34	190,044
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
139,626	4.750	12/25/34	112,188
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1
3,554,865	6.440	11/25/37	1,804,910
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
470,042	4.380	05/25/34	286,666
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
204,819	5.250	09/25/34	117,546
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
583,596	4.176	06/25/34	451,978
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
2,579,767	0.842	08/25/45	1,054,673

			5,847,879

Collateralized Mortgage Obligations — 1.0%
Interest Only(b)(g) — 0.0%
FNMA Series 2005-105, Class IH
500,480	0.000%	11/25/33	717

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — 1.0%
FHLMC Series 2005-2911, Class BU
$1,935,591	5.000%	09/15/23	$1,954,178

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$1,954,895

Federal Agencies — 10.5%
FHLMC — 0.9%
$916,103	6.500%	04/01/38	$965,830
884,501	5.000	09/01/38	913,240

			1,879,070

FNMA — 9.6%
1,727,310	4.000	08/01/13	1,759,772
199,519	4.000	10/01/13	203,358
237,004	4.000	05/01/14	241,733
1,420,343	4.000	06/01/14	1,448,575
1,054,873	4.000	12/01/14	1,075,088
1,395,360	4.000	02/01/15	1,421,893
2,326,764	4.000	03/01/15	2,370,627
9,160,235	5.500	06/01/20	9,617,483
53,575	4.500	04/01/23	55,189
87,793	4.500	11/01/23	90,436
42,933	6.500	08/01/35	45,273
93,912	6.500	11/01/36	99,032
50,316	6.500	10/01/37	53,085
460,077	5.000	03/01/38	474,821
459,680	5.000	04/01/38	474,799
111,775	6.500	06/01/38	117,869
114,896	6.500	10/01/38	121,160
101,245	6.500	11/01/38	106,765

			19,776,958

TOTAL FEDERAL AGENCIES			$21,656,028

TOTAL MORTGAGE-BACKED OBLIGATIONS			$33,455,984

Agency Debentures — 16.1%
FHLB(h)
$9,100,000	3.100%	02/04/10	$9,259,550
FHLMC
5,700,000	2.875	11/23/10	5,847,944
7,700,000	2.000	03/16/11	7,733,556
FNMA
6,000,000	2.050	04/01/11	6,020,756
General Electric Capital Corp.(b)(i)
4,300,000	1.461	07/08/10	4,292,054

TOTAL AGENCY DEBENTURES			$33,153,860

Asset-Backed Securities — 1.0%
Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$1,006,037	1.522%	10/25/37	$754,528
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
430,000	1.772	10/25/37	129,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
800,000	1.972	10/25/37	220,000

GOLDMAN SACHS COMMODITY STRATEGY FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$284,232	7.000%	09/25/37	$99,004
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
305,524	7.000	09/25/37	101,894
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(b)
1,229,531	1.745	11/20/36	823,594

TOTAL ASSET-BACKED SECURITIES			$2,128,020

Shares	Rate	Value
Investment Company(b) — 34.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
70,654,347	0.482%	$70,654,347

TOTAL INVESTMENTS — 100.5%		$207,510,902

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,057,042)

NET ASSETS — 100.0%		$206,453,860

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $69,222,219, which represents approximately 33.5% of net assets as of March 31, 2009.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(c) The Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.
(d) Security is linked to the S&P GSCI Total Return Index (“the GSCI Total Return Index”). The GSCI Total Return Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI Total Return Index currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.

(e) Security is linked to the MLCX— Enhanced Benchmark B04 Total Return Index (“the MLCX”). The MLCX is fully collateralized because it combines the returns of the Index with the returns on cash collateral invested in U.S. Treasury Bills. The Index is a composite of commodity sector returns which is comprised of futures contracts. Futures contracts track the returns of rolling commodities. The MLCX currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.

(f) Interest rate on security was determined on initial settlement date, which was subsequent to March 31, 2009.

(g) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.
(h) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(i) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $4,292,054, which represents approximately 2.1% of net assets as of March 31, 2009.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Inter Bank Offered Rate

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At March 31, 2009, the Fund had a outstanding swap contract with the following terms:
CREDIT DEFAULT SWAP CONTRACT

		Notional
	Reference	Amount	Rate Paid	Termination	Market
Swap Counterparty	Obligation	(000’s)	by the Fund	Date	Value(a)

Protection Purchased:
Bank of America	Landesbank Baden-Wuerttemberg	$14,000	0.900%	09/20/09	$51,309

(a) There are no upfront payments on the swap contract listed above, therefore the unrealized gain on the swap contract is equal to its market value.
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments made
	Amount	Termination	received by	made by	Market	(received) by	Unrealized
Swap Counterparty	(000’s) (a)	Date	the Fund	the Fund	Value	the Fund	Gain (Loss)

Bank of America	$3,200	06/17/19	3.500%	3 Month LIBOR	$158,686	$(46,619)	$205,305
Credit Suisse International	3,700	06/17/16	3 Month LIBOR	3.500%	(204,636)	(137,942)	(66,694)
Deutsche Bank Securities, Inc.	3,000	06/17/14	3.250	3 Month LIBOR	133,842	74,783	59,059
Deutsche Bank Securities, Inc.	1,200	06/17/19	3.500	3 Month LIBOR	59,507	(17,482)	76,989
Deutsche Bank Securities, Inc.	1,000	06/18/29	3 Month LIBOR	3.500	(36,929)	(71,336)	34,407
J.P.Morgan Securities, Inc.	3,000	06/17/14	3 Month LIBOR	3.250	(133,842)	(30,901)	(102,941)
J.P.Morgan Securities, Inc.	7,500	06/17/16	3 Month LIBOR	3.500	(414,802)	(285,319)	(129,483)
J.P.Morgan Securities, Inc.	200	06/17/19	3.500	3 Month LIBOR	9,919	(2,405)	12,324

TOTAL					$(428,255)	$(517,221)	$88,966

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2009.

FUTURES CONTRACTS — At March 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(35)	June 2009	$(8,653,750)	$(141,629)
Eurodollars	(18)	September 2009	(4,450,725)	(81,271)
Eurodollars	(18)	December 2009	(4,443,975)	(85,409)
Eurodollars	(34)	March 2010	(8,389,500)	(171,110)
U.S. Treasury Bond	(38)	June 2009	(4,928,719)	(107,106)
2 Year U.S. Treasury Notes	(62)	June 2009	(13,509,219)	(45,649)
5 Year U.S. Treasury Notes	(33)	June 2009	(3,919,265)	(84,109)
10 Year U.S. Treasury Notes	130	June 2009	16,130,156	337,729

TOTAL				$(378,554)

GOLDMAN SACHS COMMODITY STRATEGY FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$211,358,074

Gross unrealized gain	6,207,284
Gross unrealized loss	(10,054,456)

Net unrealized security loss	$(3,847,172)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Australia — 12.5%
6,760,742	CFS Retail Property Trust (REIT) (Retail)	$7,681,662
12,142,565	Commonwealth Property Office Fund (REIT) (Office)	7,639,215
10,500,358	Dexus Property Group (REIT) (Diversified)	5,470,329
935,857	Westfield Group (REIT) (Retail)	6,487,335

		27,278,541

Canada — 4.0%
207,610	Boardwalk Real Estate Investment Trust (REIT) (Residential)	4,281,298
383,850	First Capital Realty, Inc. (Retail)	4,560,654

		8,841,952

China — 2.1%
1,448,000	China Overseas Land & Investment Ltd. (Diversified)	2,269,427
1,546,000	China Resources Land Ltd. (Diversified)	2,393,516

		4,662,943

France — 12.8%
227,091	Klepierre (REIT) (Retail)(a)	3,989,646
81,664	Mercialys SA (REIT) (Retail)	2,363,556
152,124	Unibail-Rodamco (REIT) (Diversified)	21,526,603

		27,879,805

Hong Kong — 21.7%
1,631,000	Hang Lung Properties Ltd. (Retail)	3,837,018
618,000	Henderson Land Development Co. Ltd. (Diversified)	2,356,543
2,923,000	Hongkong Land Holdings Ltd. (Office)	6,659,623
4,207,153	Hysan Development Co. Ltd. (Diversified)	7,120,214
2,053,000	Sun Hung Kai Properties Ltd. (Diversified)	18,421,533
2,900,000	The Link Real Estate Investment Trust (REIT) (Retail)	5,749,895
1,307,000	The Wharf (Holdings) Ltd. (Diversified)	3,254,199

		47,399,025

Japan — 23.6%
218	Frontier Real Estate Investment Corp. (REIT) (Diversified)	1,078,184
575	Japan Excellent, Inc. (REIT) (Office)	2,074,822
694	Japan Logistics Fund, Inc. (REIT) (Industrial)	4,277,644
704	Japan Real Estate Investment Corp. (REIT) (Office)	5,408,266
724,000	Mitsubishi Estate Co. Ltd. (Diversified)	8,213,289
1,329,000	Mitsui Fudosan Co. Ltd. (Office)	14,578,942
808	Nippon Building Fund, Inc. (REIT) (Office)	6,983,523
4,628	NTT Urban Development Corp. (Residential)	3,745,573
945	Tokyu REIT, Inc. (REIT) (Office)	5,041,878

		51,402,121

Netherlands — 0.3%
14,104	Corio NV (REIT) (Retail)(a)	583,309

Shares	Description	Value
Common Stocks - (continued)
New Zealand — 1.5%
5,984,952	Kiwi Income Property Trust (REIT) (Diversified)	$3,279,972

Singapore — 5.1%
3,338,466	Ascendas Real Estate Investment Trust (REIT) (Industrial)	2,685,732
9,598,800	CapitaMall Trust (REIT) (Retail)	8,360,918

		11,046,650

Sweden — 4.4%
497,765	Castellum AB (Diversified)(a)	2,797,665
1,312,674	Hufvudstaden AB Class A (Diversified)(a)	6,755,104

		9,552,769

United Kingdom — 10.0%
1,030,986	British Land Co. PLC (REIT) (Diversified)	5,327,137
690,508	Derwent London PLC (REIT) (Office)	6,575,315
1,006,891	Great Portland Estates PLC (REIT) (Office)	3,514,993
1,017,467	Land Securities Group PLC (REIT) (Diversified)	6,375,588

		21,793,033

TOTAL COMMON STOCKS		$213,720,120

Shares	Rate	Value
Investment Company(b) — 1.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,617,262	0.482%	$2,617,262

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$216,337,382

Securities Lending Reinvestment Vehicle(b) — 5.7%
Boston Global Investment Trust — Enhanced Portfolio
12,676,171	0.558%	$12,536,733

TOTAL INVESTMENTS — 104.9%		$228,874,115

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(10,723,774)

NET ASSETS — 100.0%		$218,150,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$370,019,653

Gross unrealized gain	2,949,008
Gross unrealized loss	(144,094,546)

Net unrealized security loss	$(141,145,538)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments
March 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Diversified — 6.9%
160,717	Liberty Property Trust (REIT)	$3,043,980
444,503	Vornado Realty Trust (REIT)(a)	14,775,288

		17,819,268

Healthcare — 18.5%
496,472	HCP, Inc. (REIT)(a)	8,862,025
439,171	Health Care REIT, Inc. (REIT)(a)	13,434,241
520,113	Nationwide Health Properties, Inc. (REIT)(a)	11,541,307
606,516	Ventas, Inc. (REIT)	13,713,327

		47,550,900

Industrial — 2.5%
443,083	AMB Property Corp. (REIT)(a)	6,380,395

Multifamily — 18.9%
451,242	American Campus Communities, Inc. (REIT)(a)	7,833,561
97,496	AvalonBay Communities, Inc. (REIT)(a)	4,588,162
216,028	Equity Lifestyle Properties, Inc. (REIT)	8,230,667
390,912	Equity Residential (REIT)(a)	7,173,235
121,550	Essex Property Trust, Inc. (REIT)(a)	6,969,677
229,243	Home Properties, Inc. (REIT)(a)	7,026,298
222,574	Mid-America Apartment Communities, Inc. (REIT)	6,861,956

		48,683,556

Office — 16.7%
178,606	Alexandria Real Estate Equities, Inc. (REIT)(a)	6,501,258
456,826	Boston Properties, Inc. (REIT)(a)	16,002,615
235,358	Corporate Office Properties Trust (REIT)	5,843,939
257,793	Digital Realty Trust, Inc. (REIT)(a)	8,553,572
824,385	Douglas Emmett, Inc. (REIT)(a)	6,092,205

		42,993,589

Other — 6.4%
128,974	American Tower Corp. Class A*	3,924,679
299,652	Annaly Capital Management, Inc. (REIT)(a)	4,156,173
466,831	MFA Financial, Inc. (REIT)	2,744,967
357,281	National Retail Properties, Inc. (REIT)(a)	5,659,331

		16,485,150

Retail — 20.0%
563,968	Acadia Realty Trust (REIT)(a)	5,983,700
271,978	Federal Realty Investment Trust (REIT)(a)	12,510,988
17,269	Saul Centers, Inc. (REIT)	396,669
624,191	Simon Property Group, Inc. (REIT)(a)	21,621,976
175,130	Tanger Factory Outlet Centers, Inc. (REIT)(a)	5,404,512
332,365	Taubman Centers, Inc. (REIT)(a)	5,663,500

		51,581,345

Self Storage — 7.9%
369,162	Public Storage, Inc. (REIT)	20,396,201

TOTAL COMMON STOCKS		$251,890,404

Shares	Rate	Value
Investment Company(b) — 3.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,121,415	0.482%	$8,121,415

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$260,011,819

Securities Lending Reinvestment Vehicle(b) — 43.9%
Boston Global Investment Trust — Enhanced Portfolio
114,333,646	0.558%	$113,075,976

TOTAL INVESTMENTS — 144.9%		$373,087,795

LIABILITIES IN EXCESS OF OTHER ASSETS — (44.9)%		(115,605,675)

NET ASSETS — 100.0%		$257,482,120

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$542,223,791

Gross unrealized gain	2,716,857
Gross unrealized loss	(171,852,853)

Net unrealized security loss	$(169,135,996)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by reputable securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time it determines a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value Hierarchy — Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

	Absolute Return Tracker			Commodity Strategy
	Investments in			Investments in
	Securities Long -	Derivatives -	Derivatives -	Securities Long -		Derivatives -	Derivatives -
Level	Assets	Assets (a)	Liabilities (a)	Assets		Assets (a)	Liabilities (a)

Level 1	$61,167,067	$2,303,394	$(1,480,887)	$70,654,347		$337,729	$(716,283)

Level 2	41,783,387	5,131,714	(546,343)	136,507,555	(b)	413,263	(790,209)

Level 3	—	—	—	349,000		—	—

Total	$102,950,454	$4,435,108	$(2,027,230)	$207,510,902		$750,992	$(1,506,492)

	International
	Real Estate Securities		Real Estate Securities
	Investments in Securities		Investments in Securities
Level	Long - Assets		Long - Assets

Level 1	$11,459,214		$260,011,819

Level 2	217,414,901	(b)	113,075,976

Level 3	—		—

Total	$228,874,115		$373,087,795

(a)	Derivatives may include open forward foreign currency contracts, futures contracts, swap contracts and written options.

(b)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
The following is a reconciliation of Level 3 investments in the Commodity Strategy Fund for the period ended March 31, 2009:

Investment in
Securities Long -
Level 3	Assets

Beginning Balance as of January 1, 2009	$—

Realized Gain (Loss)	—

Unrealized Gain (Loss) relating to instruments still held at reporting date	(84,250)

Net Purchase (Sales)	—

Net transfers in and/or out of Level 3	433,250

Ending Balance as of March 31, 2009	$349,000

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Commodity-Linked Structured Notes — The Absolute Return Tracker and Commodity Strategy Funds may invest in structured notes whose values are based on the price movements of a commodity index. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the Trustees. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These structured notes are subject to prepayment, credit and interest rate risks. The current contracts held by the Funds have a mandatory put feature if the underlying index declines from the entrance date by the amount noted in the agreement. The Funds have the option to request prepayment from the issuer at any time. Interim payments received are recorded as net realized gains in the Statements of Operations. At maturity, or when a note is sold, the Funds record a realized gain or loss.
Mortgage-Backed and Asset-Backed Securities — The Absolute Return Tracker and Commodity Strategy Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
Swap contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Funds’ books.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices pr model prices. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
March 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — The Real Estate Securities Fund invests primarily in securities of issuers that are primarily engaged in or related to the real estate industry and has a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Real Estate Securities Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.
     The International Real Estate Securities Fund invests primarily in securities of issuers outside the U.S. that are engaged in or related to the real estate industry and has a policy of concentrating its investments in the real estate industry. Therefore, an investment in the International Real Estate Securities Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 29, 2009

* Print the name and title of each signing officer under his or her signature.